Other financial investments measured at fair value through profit or loss - Summary of other financial investments measured at fair value through profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022
Instruments by category
Other financial investments measured at fair value through profit or loss	¥ 3,602,059	¥ 2,886,719	¥ 2,839,760	¥ 3,605,958
Net fair value gain (loss) on financial liabilities under FVTPL	(895,311)	92,062	1,034,515
Convertible Note of Chengxin
Instruments by category
Share of assets					¥ 1,935,171
Financial assets measured at FVTPL | Other financial investments measured at FVTPL
Instruments by category
Other financial investments measured at fair value through profit or loss	3,602,059	2,886,719	2,839,760	3,605,958
Financial assets measured at FVTPL | Investments in ordinary shares and preferred shares
Instruments by category
Other financial investments measured at fair value through profit or loss	2,096,140	1,318,573	853,934	845,822
Financial assets measured at FVTPL | Investment in Kargobot's shares
Instruments by category
Other financial investments measured at fair value through profit or loss	688,300	528,709
Financial assets measured at FVTPL | Others
Instruments by category
Other financial investments measured at fair value through profit or loss	1,407,840	789,864	853,934	845,822
Financial assets measured at FVTPL | Investments in limited partnerships
Instruments by category
Other financial investments measured at fair value through profit or loss	1,147,455	1,225,642	1,300,119	1,227,333
Financial assets measured at FVTPL | Other investments
Instruments by category
Other financial investments measured at fair value through profit or loss	358,464	342,504	685,707	1,532,803
Financial assets measured at FVTPL | Convertible Note of Chengxin
Instruments by category
Other financial investments measured at fair value through profit or loss				673,357
Share of assets					¥ 1,935,171
Net fair value gain (loss) on financial liabilities under FVTPL				1,172,541
Financial assets measured at FVTPL | Others
Instruments by category
Other financial investments measured at fair value through profit or loss	¥ 358,464	¥ 342,504	¥ 685,707	¥ 859,446